Stock Option Plan (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Weighted average of options outstanding and exercisable
Options Exercisable, Number	47,538
Options Outstanding, Weighted avg. remaining contractual life	3 years 9 months 18 days	4 years 9 months 18 days	5 years 9 months 18 days
Options Outstanding, Weighted avg. exercise price	$ 35.05	$ 35.15	$ 35.15	$ 36.56
Number Number of shares, options outstanding shares, options outstanding	47,538	49,538	49,538	62,038
Range Of Exercise Prices One [Member]
Weighted average of options outstanding and exercisable
Range of exercise prices, Upper Limit	$ 35.50
Options Exercisable, Number	3,000
Options Outstanding, Weighted avg. remaining contractual life	1 year 9 months 18 days
Options Outstanding, Weighted avg. exercise price	$ 35.50
Options Exercisable, Weighted avg. exercise price	$ 35.50
Number Number of shares, options outstanding shares, options outstanding	3,000
Range Of Exercise Prices Two [Member]
Weighted average of options outstanding and exercisable
Range of exercise prices, Upper Limit	$ 39.79
Options Exercisable, Number	500
Options Outstanding, Weighted avg. remaining contractual life	2 years 2 months 12 days
Options Outstanding, Weighted avg. exercise price	$ 39.79
Options Exercisable, Weighted avg. exercise price	$ 39.79
Number Number of shares, options outstanding shares, options outstanding	500
Range Of Exercise Prices Three [Member]
Weighted average of options outstanding and exercisable
Range of exercise prices, Lower Limit	$ 42.17
Range of exercise prices, Upper Limit	$ 42.53
Options Exercisable, Number	9,500
Options Outstanding, Weighted avg. remaining contractual life	2 years 9 months 18 days
Options Outstanding, Weighted avg. exercise price	$ 42.18
Options Exercisable, Weighted avg. exercise price	$ 42.18
Number Number of shares, options outstanding shares, options outstanding	9,500
Range Of Exercise Prices Four [Member]
Weighted average of options outstanding and exercisable
Range of exercise prices, Upper Limit	$ 32.91
Options Exercisable, Number	14,500
Options Outstanding, Weighted avg. remaining contractual life	3 years 9 months 18 days
Options Outstanding, Weighted avg. exercise price	$ 32.91
Options Exercisable, Weighted avg. exercise price	$ 32.91
Number Number of shares, options outstanding shares, options outstanding	14,500
Range Of Exercise Prices Five [Member]
Weighted average of options outstanding and exercisable
Range of exercise prices, Upper Limit	$ 39.33
Options Exercisable, Number	6,000
Options Outstanding, Weighted avg. remaining contractual life	4 years 2 months 12 days
Options Outstanding, Weighted avg. exercise price	$ 39.33
Options Exercisable, Weighted avg. exercise price	$ 39.33
Number Number of shares, options outstanding shares, options outstanding	6,000
Range Of Exercise Prices Six [Member]
Weighted average of options outstanding and exercisable
Range of exercise prices, Upper Limit	$ 30.33
Options Exercisable, Number	14,038
Options Outstanding, Weighted avg. remaining contractual life	4 years 9 months 18 days
Options Outstanding, Weighted avg. exercise price	$ 30.33
Options Exercisable, Weighted avg. exercise price	$ 30.33
Number Number of shares, options outstanding shares, options outstanding	14,038